Changes in Stockholders' Equity (Details Narrative) - USD ($)																2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended
	Feb. 21, 2019	Feb. 18, 2019	Feb. 08, 2019	Feb. 05, 2019	Feb. 04, 2019	Jan. 28, 2019	Jan. 10, 2019	Dec. 14, 2018	Nov. 22, 2018	Oct. 30, 2018	Oct. 24, 2018	Oct. 04, 2018	Sep. 20, 2018	Jul. 28, 2018	Jun. 15, 2018	Feb. 19, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2018
Common stock, shares authorized							75,000,000											75,000,000	75,000,000	75,000,000
Common stock, par value																		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued																		39,922,899	34,291,905	34,291,905
Common stock, shares outstanding																		39,922,899	34,291,905	34,291,905
Reverse stock split, description							1-for-4 reverse stock split
Cash received on subscriptions receivable																		$ 602
Value common stock issued for debt conversion																		501,397
Debt interest amount																		10,323
Number of stock issued for services, value																			$ 285,600
Options issued for service expense																		560,958
Proceeds from issuance convertible note																		$ 500,000
Merger Agreement [Member]
Options to purchase common stock	825,000
Common stock exercise price	$ 0.50
Consultant [Member]
Sale of stock price per share											$ 0.42
Number of stock issued for services											50,000
Number of stock issued for services, value											$ 21,000
OWP Ventures, Inc. [Member]
Common stock, shares authorized																			200,000,000	200,000,000
Common stock, par value				$ 0.001														$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued																			34,291,905	34,291,905
Common stock, shares outstanding																			34,291,905	34,291,905
Cash received on subscriptions receivable				$ 602
Number of stock sold								100,000				357,143	238,095	476,191	1,190,476	3,900,000
Sale of stock price per share								$ 0.50				$ 0.42	$ 0.42	$ 0.42	$ 0.42	$ 0.50
Number of stock sold, value								$ 50,000				$ 150,000	$ 100,000	$ 200,000	$ 500,000	$ 1,950,000
Debt interest amount																				$ 1,529
Number of stock issued for services		30,000								630,000	50,000
Number of stock issued for services, value		$ 15,000								$ 264,600	$ 21,000
Share issued price per share		$ 0.50								$ 0.42	$ 0.42
Proceeds from issuance convertible note																				$ 300,000
Number of shares cancelled									875,000
OWP Ventures, Inc. [Member] | Merger Agreement [Member]
Number of stock issued	39,475,398
Options to purchase common stock	825,000
Common stock exercise price	$ 0.50
Proceeds from issuance convertible note	$ 300,000
Conversion price	$ 0.424
Number of shares cancelled	875,000
Nature of business, description																		As a result of the Merger (a) holders of the outstanding capital stock of OWP Ventures received an aggregate of 39,475,398 shares of our common stock; (b) options to purchase 825,000 shares of common stock of OWP Ventures at an exercise price of $0.50 automatically converted into options to purchase 825,000 shares of our common stock at an exercise price of $0.50; (c) the outstanding principal and interest under a $300,000 convertible note issued by OWP Ventures became convertible, at the option of the holder, into shares of our common stock at a conversion price equal to the lesser of $0.424 per share or 80% of the price we sell our common stock in a future "Qualified Offering"; (d) 875,000 shares of our common stock owned by OWP Ventures prior to the Merger were cancelled; and (e) OWP Ventures' chief operating officer became our chief operating officer and two of OWP Ventures' directors became members of our board of directors.
OWP Ventures, Inc. [Member] | Service Provider [Member]
Options to purchase common stock			100,000			500,000
Options exercise price			$ 0.50			$ 0.50
Number of options vested			8,333			41,666
OWP Ventures, Inc. [Member] | Service Provider [Member] | One-Year Anniversary [Member]
Number of options vested			8,337			41,674
OWP Ventures, Inc. [Member] | Director [Member]
Options to purchase common stock			125,000
Options exercise price			$ 0.50
Number of options vested			10,416
OWP Ventures, Inc. [Member] | Director [Member] | One-Year Anniversary [Member]
Number of options vested			10,424
OWP Ventures, Inc. [Member] | Service Provider One [Member]
Options to purchase common stock						100,000
Options exercise price						$ 0.50
Number of options vested						8,333
OWP Ventures, Inc. [Member] | Service Provider One [Member] | One-Year Anniversary [Member]
Number of options vested						8,337
Sanguine Group LLC [Member]
Number of common stock issued for debt conversion					1,253,493
Value common stock issued for debt conversion					$ 501,397
Debt principal amount					500,000
Debt interest amount					$ 1,397